Fair value of financial instruments	6 Months Ended
Jun. 30, 2022
Fair Value Disclosures [Abstract]
Fair value of financial instruments

Note 10 – Fair value of financial instruments

The Company’s financial instruments consist mainly of cash and cash equivalents, short-term deposit, accounts receivable, restricted deposits for employee benefits, accounts payable, warrants, short-term and long-term loans.

Fair value for the measurement of financial assets and liabilities is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. The Company utilizes a valuation hierarchy for disclosure of the inputs for fair value measurement. This hierarchy prioritizes the inputs into three broad levels as follows:

●	Level 1 Inputs: Unadjusted quoted prices in active markets for identical assets or liabilities accessible to the reporting entity at the measurement date.

●	Level 2 Inputs: Other than quoted prices included in Level 1 inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

●	Level 3 Inputs: Unobservable inputs for the asset or liability used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at measurement date.

By distinguishing between inputs that are observable in the market place, and therefore more objective, and those that are unobservable and therefore more subjective, the hierarchy is designed to indicate the relative reliability of the fair value measurements. A financial asset or liability’s classification within the hierarchy is determined based on the lowest level input that is significant to the fair value measurement.

The Company, in estimating fair value for financial instruments, determined that the carrying amounts of cash and cash equivalents, short-term deposit, trade receivables, short-term bank credit, trade payables, short term loans from shareholders are equivalent to, or approximate their fair value due to the short-term maturity of these instruments. The liabilities include long-term loans from shareholders that do not bear any interest, but taking into account the schedule of its maturities and its amount are approximate to their fair value.